Consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and temporary investments, net	$ 723	$ 848
Accounts receivable	2,671	2,355
Income and other taxes receivable	206	148
Inventories	448	407
Contract assets	443	439
Prepaid expenses	528	478
Current derivative assets	13	2
Total	5,032	4,677
Non-current assets
Property, plant and equipment, net	15,926	15,014
Intangible assets, net	17,485	15,048
Goodwill, net	7,281	7,160
Contract assets	266	268
Other long-term assets	2,004	1,106
Total	42,962	38,596
Assets	47,994	43,273
Current liabilities
Short-term borrowings	114	100
Accounts payable and accrued liabilities	3,705	2,971
Income and other taxes payable	104	122
Dividends payable	449	403
Advance billings and customer deposits	854	772
Provisions	96	73
Current maturities of long-term debt	2,927	1,432
Current derivative liabilities	24	32
Total	8,273	5,905
Non-current liabilities
Provisions	774	961
Long-term debt	17,925	18,856
Other long-term liabilities	907	1,265
Deferred income taxes	4,056	3,718
Total	23,662	24,800
Liabilities	31,935	30,705
Owners' equity
Common equity	15,116	12,040
Non-controlling interests	943	528
Total	16,059	12,568
Total	47,994	43,273
Contingent liabilities